Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Total	Issued capital	Share option reserve	Investment revaluation reserve	Deficit	Non- controlling interests
Beginning balance (shares) at Dec. 31, 2022			210,681
Beginning balance at Dec. 31, 2022	$ 2,201.6	$ 2,195.5	$ 3,140.0	$ 93.3	$ (3.0)	$ (1,034.8)	$ 6.1
Changes in equity [abstract]
Net earnings (loss)	(104.9)	(103.7)				(103.7)	(1.2)
Other comprehensive loss	(27.3)	(27.3)			(27.3)
Total comprehensive earnings (loss)	(132.2)	(131.0)			(27.3)	(103.7)	(1.2)
Shares issued as compensation (in shares)			221
Shares issued as compensation	3.5	3.5	$ 3.5
The Acquisition (Note 8) (in shares)			153,758
The Acquisition (Note 8)	3,307.9	2,823.0	$ 2,823.0				484.9
Dispositions (Note 9)	(489.7)						(489.7)
Share-based compensation on option grants	0.7	0.7		0.7
Contributions from non-controlling interests	11.1	(0.6)				(0.6)	11.7
Dividends paid	(130.4)	(130.4)				(130.4)
Ending balance (shares) at Dec. 31, 2023			364,660
Ending balance at Dec. 31, 2023	4,772.5	4,760.7	$ 5,966.5	94.0	(30.3)	(1,269.5)	11.8
Changes in equity [abstract]
Net earnings (loss)	112.7	111.5				111.5	1.2
Other comprehensive loss	(0.6)	(0.6)			(0.6)
Total comprehensive earnings (loss)	112.1	110.9			(0.6)	111.5	1.2
Shares issued on the exercise of stock options (in shares)			101
Shares issued on the exercise of stock options	1.4	1.4	$ 1.9	(0.5)
Shares repurchased (Note 16(h)) (in shares)			(1,720)
Shares repurchased (Note 22(h))	(24.8)	(24.8)	$ (28.7)			3.9
Share-based compensation on option grants	0.7	0.7		0.7
Contributions from non-controlling interests	0.1	0.0				0.0	0.1
Dividends paid	(145.4)	(145.4)				(145.4)
Ending balance (shares) at Dec. 31, 2024			363,041
Ending balance at Dec. 31, 2024	$ 4,716.6	$ 4,703.5	$ 5,939.7	$ 94.2	$ (30.9)	$ (1,299.5)	$ 13.1